Vanguard® Advice Select International Growth Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.2%)
Brazil (3.7%)
*	NU Holdings Ltd. Class A	3,324,826	47,645
Canada (3.5%)
*	Shopify Inc. Class A	386,583	45,288
China (12.3%)
	Tencent Holdings Ltd.	724,700	44,281
*,1	Meituan Class B	2,834,350	33,464
	BYD Co. Ltd. Class H	2,617,900	31,297
*	PDD Holdings Inc. ADR	304,520	26,968
	Contemporary Amperex Technology Co. Ltd. Class A	384,100	22,518
			158,528
Denmark (0.6%)
	Novo Nordisk A/S Class B	167,800	7,937
France (8.2%)
	Hermes International SCA	21,970	38,928
	L'Oreal SA	61,410	27,352
	Kering SA	81,035	26,748
*,2	Exail Technologies SA	87,841	12,651
			105,679
Germany (2.2%)
*,1,2	Delivery Hero SE Class A	647,069	28,208
Italy (3.9%)
	Ferrari NV	127,804	50,252
Japan (0.7%)
	M3 Inc.	843,100	9,445
Netherlands (9.0%)
	ASML Holding NV	39,588	65,239
*,1	Adyen NV	49,483	50,335
			115,574
Singapore (4.5%)
*	Sea Ltd. ADR	545,045	58,178
South Korea (4.4%)
	SK hynix Inc.	24,955	28,340
*	Coupang Inc.	1,697,437	27,753
			56,093
Sweden (10.6%)
*	Spotify Technology SA	196,450	98,213
	Atlas Copco AB Class B	1,575,462	29,111
*	Kinnevik AB Class B	1,470,806	8,116
			135,440
Switzerland (1.6%)
	Lonza Group AG (Registered)	29,086	20,272
Taiwan (13.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,377,000	175,815
United Kingdom (3.6%)
*	Wise Group plc Class A	2,677,632	31,981
*	Ocado Group plc	4,975,237	14,221
			46,202
United States (15.7%)
*	MercadoLibre Inc.	60,200	113,053
	NVIDIA Corp.	342,117	68,680

			Shares	Market Value ($000)
*	Moderna Inc.		368,023	20,175
				201,908
Total Common Stocks (Cost $988,892)				1,262,464
		Coupon
Temporary Cash Investments (5.1%)
Money Market Fund (5.1%)
[3,4]	Vanguard Market Liquidity Fund (Cost $65,408)	3.718%	654,159	65,409
Total Investments (103.3%) (Cost $1,054,300)				1,327,873
Other Assets and Liabilities—Net (-3.3%)				(42,511)
Net Assets (100%)				1,285,362

Cost is in $000.
*	Non-income-producing security.
1
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $112,007, representing 8.7% of net assets.

2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $39,106.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $42,184 was received for securities on loan.

ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	294,841	—	—	294,841
Common Stocks—Other	211,112	756,511	—	967,623
Temporary Cash Investments	65,409	—	—	65,409
Total	571,362	756,511	—	1,327,873